LEASES - Lease income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease income	¥ 12,977,296	¥ 5,533,035	¥ 1,446,674
Total lease income	¥ 12,977,296	¥ 5,533,035	¥ 1,446,674